Supplement dated November 4, 2011,
to the Prospectuses listed below
for variable life insurance policies issued by

Transamerica Life Insurance Company

SPECIAL NOTICE

This supplement describes changes to the following variable life insurance policies listed below (each a "Policy") issued by Transamerica Life Insurance Company ("Transamerica") and funded through the separate accounts listed below.  Please retain this supplement with your prospectus for future reference.

•	TransAccumulator® VUL II and TransAccumulator® VUL (funded through Transamerica Life Insurance Company Separate Account VUL-6)
•	TransSurvivorSM Life VUL (funded through Transamerica Life Insurance Company Separate Account VUL-4)
•	TransUltra® VUL (funded through Transamerica Life Insurance Company Separate Account VUL-5)

Portfolio Merger

Effective at the close of business on December 30, 2011, the Transamerica Morgan Stanley Growth Opportunities Variable Portfolio will be merged with the Transamerica Morgan Stanley Mid-Cap Growth Variable Portfolio and the Transamerica WMC Diversified Equity Variable Portfolio will be merged with the Transamerica WMC Diversified Growth Variable Portfolio.  As a result, the Transamerica Morgan Stanley Growth Opportunities VP and the Transamerica WMC Diversified Equity VP sub-accounts will not be available after that date.

This notice addresses issues regarding these portfolio mergers and the possible effects on your Policy.  If you have policy value allocated to the Transamerica Morgan Stanley Growth Opportunities VP and/or the Transamerica WMC Diversified Equity VP sub-account, or you utilize these sub-accounts in your premium allocation elections, your monthly deduction allocations, your Dollar Cost Averaging or Automatic Account Rebalancing elections, this merger will affect you.

Issues Regarding this Merger and the Possible Effects on your Policy

You may wish to refer to your most recent statement and/or confirmation to see the investment options in which you have policy value, as well as your current premium and monthly deduction allocation elections.  If you do not have any policy value in either the Transamerica Morgan Stanley Growth Opportunities VP or the Transamerica WMC Diversified Equity VP sub-account and do not intend to allocate additional net premiums or transfer existing policy value to these sub-accounts, then the merger will not affect you.  However, if you have policy value allocated to either the Transamerica Morgan Stanley Growth Opportunities VP or the Transamerica WMC Diversified Equity VP sub-account, or you utilize these sub-accounts in your premium allocation elections, your monthly deduction allocations, or your Dollar Cost Averaging or Automatic Account Rebalancing elections, then the merger will affect you and the following dates are particularly important for you.

December 29, 2011: This is the last date on which you may allocate new net premiums to the Transamerica Morgan Stanley Growth Opportunities VP and the Transamerica WMC Diversified Equity VP sub-account.  It is also the last date on which you may transfer policy values into these sub-accounts.  In addition, December 29, 2011 is the last date that you can provide us with instructions on how to transfer your policy value out of the Transamerica Morgan Stanley Growth Opportunities VP and Transamerica WMC Diversified Equity VP sub-accounts and into any other investment option(s) under your Policy.  Transfers are made effective on the date we receive your transfer instructions in good order.

December 30, 2011:  Any policy value remaining in the Transamerica Morgan Stanley Growth Opportunities VP sub-account will automatically be transferred into the Transamerica Morgan Stanley Mid-Cap Growth VP sub-account and policy value remaining in the Transamerica WMC Diversified Equity VP sub-account will automatically be transferred into the Transamerica WMC Diversified Growth VP sub-account as of the close of business.

In addition, in anticipation of these mergers, we are reminding you of your right to transfer your policy value among the sub-accounts and any fixed account option available under your Policy.  The investment options available under your Policy represent a wide variety of investment objectives and strategies, and are advised by a range of money managers.  The prospectus for your Policy includes a section that describes those investment options.  More detailed information about the investment options available under your Policy can be found in the current prospectuses for those investment options. You should read those prospectuses carefully and carefully consider the investment objectives, charges, expenses and risks of any investment option to which you allocate net premium or transfer or allocate policy value.

More detailed information about possible effects of the portfolio mergers on your Policy and certain types of transactions and procedures that we have developed to ensure the timely transfer of any policy value that you have in the Transamerica Morgan Stanley Growth Opportunities VP and Transamerica WMC Diversified Equity VP sub-accounts, are provided below in the form of questions and answers.

How does the merger affect my premium allocations and my transfer privileges?

The last date on which net premiums may be allocated to the Transamerica Morgan Stanley Growth Opportunities VP and the Transamerica WMC Diversified Equity VP sub-account is December 29, 2011.  That is also the last date on which you may transfer policy values into these sub-accounts.

Premium Allocations.  If your premium allocation election in effect prior to December 29, 2011 includes either the Transamerica Morgan Stanley Growth Opportunities VP or the Transamerica WMC Diversified Equity VP sub-account, you should submit a new election that does not include these sub-accounts.  If we receive your new election on or before December 29, 2011, net premiums received on or after the date of receipt of your new election will be allocated in accordance with the new election.  You can submit a new election in writing or by calling us at the toll free telephone number for your Policy listed below, so long as the telephone access privilege is in effect on your Policy.

If your premium allocation election in effect on December 29, 2011 includes either the Transamerica Morgan Stanley Growth Opportunities VP or the Transamerica WMC Diversified Equity VP sub-account and we do not receive a new election form in good order from you on that date, the portion of net premiums you had previously allocated to the Transamerica Morgan Stanley Growth Opportunities VP will instead be allocated to the Transamerica Morgan Stanley Mid-Cap Growth VP sub-account and amounts previously allocated to the Transamerica WMC Diversified Equity VP sub-account will instead be allocated to the Transamerica WMC Diversified Growth  VP sub-account.  Of course, you may submit a new premium allocation election form at any time for future premiums.

Transfer Requests.  If we receive a transfer request after December 29, 2011 that specifies a transfer into either the Transamerica Morgan Stanley Growth Opportunities VP or the Transamerica WMC Diversified Equity VP sub-account, we will not consider the request to be in good order.  We will not process the request and we will contact you. We will require a new request in good order before we can process the transfer request. We will follow these rules for specific transfer requests made in writing or by telephone.

DCA and AAR.  If you had previously elected to have transfers made to either the Transamerica Morgan Stanley Growth Opportunities VP or the Transamerica WMC Diversified Equity VP sub-account under a Dollar Cost Averaging (DCA) Option election or under an Automatic Account Rebalancing (AAR) Option election, unless you submit a new DCA Option election or a new AAR Option election by December 29, 2011, then any transfers under a DCA Option election or under an AAR Option election after that date to the Transamerica Morgan Stanley Growth Opportunities VP will instead go into the Transamerica Morgan Stanley Mid-Cap Growth VP sub-account, and transfers under a DCA Option election or under an AAR Option election to the Transamerica WMC Diversified Equity VP sub-account will instead go into the Transamerica WMC Diversified Growth  VP sub-account.  New election requests for the DCA or AAR options may be submitted by telephone if the telephone access privilege is in effect for your Policy, and those new elections will be effective with the next scheduled transfer on or after the date we receive your new election in good order.  Any new AAR or DCA option elections received by us after December 29, 2011 that specify transfers into either the Transamerica Morgan Stanley Growth Opportunities VP or the Transamerica WMC Diversified Equity VP sub-account will not be considered in good order and will not be processed.  We will contact you and will require a new request from you before we will process the transfer request.

Involuntary Transfer into either the Transamerica Morgan Stanley Mid-Cap Growth VP Sub-Account or the Transamerica WMC Diversified Growth VP Sub-Account.  If we transfer your policy value in the Transamerica Morgan Stanley Growth Opportunities VP into the Transamerica Morgan Stanley Mid-Cap Growth VP and/or transfer the policy value in the Transamerica WMC Diversified Equity VP sub-account into the Transamerica WMC Diversified Growth  VP sub-account on December 30, 2011, then you may transfer such policy value from the Transamerica Morgan Stanley Mid-Cap Growth VP sub-account and/or the Transamerica WMC Diversified Growth VP sub-account to any of the other available sub-accounts or to any fixed account option available under your Policy.

No Transfer Fees.  There will be no charge if you transfer your policy value out of either the Transamerica Morgan Stanley Growth Opportunities VP or the Transamerica WMC Diversified Equity VP sub-account in response to this supplement or if, on December 30, 2011, we transfer your policy value from the Transamerica Morgan Stanley Growth Opportunities VP to the Transamerica Morgan Stanley Mid-Cap Growth VP sub-account and/or from the Transamerica WMC Diversified Equity VP sub-account to the Transamerica WMC Diversified Growth  VP sub-account.  In addition, if we transfer your policy value to the Transamerica Morgan Stanley Mid-Cap Growth VP sub-account and/or the Transamerica WMC Diversified Growth VP sub-account in connection with the merger, then there will be no charge if you thereafter transfer such policy values to other sub-accounts or to any fixed account options available under your Policy.

What effect will this merger have on my Monthly Deductions Allocation Election?

If your monthly deductions allocation election in effect prior to December 30, 2011 includes the Transamerica Morgan Stanley Growth Opportunities VP and/or the Transamerica WMC Diversified Equity VP sub-account, you should submit a new election that does not include this sub-account.  If we receive your new election on or before December 29, 2011, monthly deductions taken on or after the date of receipt of your new election will be deducted from sub-accounts in accordance with the new election.  The election can be made in writing or by calling us at the toll free telephone number for your Policy listed below, if the telephone access privilege is in effect on your Policy.

If your monthly deductions allocation election in effect on December 30, 2011 includes the Transamerica Morgan Stanley Growth Opportunities VP and/or the Transamerica WMC Diversified Equity VP sub-account and we do not receive a new election form from you on or before that date, then beginning with monthly deductions taken on December 30, 2011, the portion you had previously requested be deducted from the Transamerica Morgan Stanley Growth Opportunities VP sub-account will instead be deducted from the Transamerica Morgan Stanley Mid-Cap Growth VP sub-account and the portion deducted from the Transamerica WMC Diversified Equity VP sub-account will instead be deducted from the Transamerica WMC Diversified Growth VP sub-account.  Of course, you may submit a new election form at any time for future monthly deductions allocations.

What effect will this merger have on a request for loans or withdrawals?

If your loan or withdrawal request is received in good order and includes specific allocation of amounts to either the Transamerica Morgan Stanley Growth Opportunities VP sub-account or the Transamerica WMC Diversified Equity VP sub-account, then we will honor the request (subject to all policy provisions) so long as it is received prior to December 29, 2011. After that date, any loan or withdrawal request received that directs that the amount of the loan or withdrawal be deducted, in whole or in part, from either the Transamerica Morgan Stanley Growth Opportunities VP sub-account or the Transamerica WMC Diversified Equity VP sub-account will be treated as not in good order.  We will contact you and will require a new request before we process the loan or withdrawal.

Will this merger affect any policy loan repayments I make?

Loan repayments are processed in accordance with the current premium allocation election in effect for your Policy on the date of the loan repayment.  Please see the discussion, above, about premium allocation elections.

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Thank you for choosing Transamerica.  We appreciate your business.  If you have any questions about this notice, or to request copies of prospectuses for any of the investment options available under your Policy, please contact us, toll free at (866) 844-4885, between
8:00 a.m. and 5:00 p.m. Central Time.